Related Party Transactions (Details) - Schedule of consolidated statement of profit or loss - Directors and Executive Board Management Members [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions (Details) - Schedule of consolidated statement of profit or loss [Line Items]
Short-term employee benefits	$ 3,359	$ 2,617
Consulting fees	1,912	100
Total management compensation	$ 5,271	$ 2,717